UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                         Report for the Calendar Year or Quarter Ended: 12/31/02 Check here if Amendment [ ]; Amendment Number:
                                    This Amendment (check only one.):
                                         [ ]   is a restatement.
                                         [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       STRATEGY ASSET MANAGERS LLC.
Address:    535 Madison Avenue - 36th Floor
            New York, New York 10022

Form 13F File Number:  28-
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:    Christopher Welch
Title:   Chief Financial Officer
Phone:   212-396-8741

Signature, Place, and Date of Signing:

/s/ Christopher Welch
------------------------
New York, New York
February 10, 2003

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:       96
                                              --

Form 13F Information Table Value Total:     $298,677 (thousands)
                                            --------

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE



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
-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
3M CO                             Common Stock   88579y101      2,753      22,326           X      0        0       X     0     0
ABBOTT LABS COM                   Common Stock   002824100      2,899      72,467           X      0        0       X     0     0
ALBERTO CULVER CO CL B CONV       Common Stock   013068101      2,954      58,607           X      0        0       X     0     0
ALCOA INC COM                     Common Stock   013817101      3,693     162,128           X      0        0       X     0     0
AMERICAN EXP CORP                 Common Stock   025816109        342       9,684           X      0        0       X     0     0
AMERICAN INTL GRP                 Common Stock   026874107      1,103      19,064           X      0        0       X     0     0
AMERISOURCEBERGEN CORP COM        Common Stock   03073e105      2,611      48,071           X      0        0       X     0     0
AMSOUTH BANCORP                   Common Stock   032165102      1,906      99,272           X      0        0       X     0     0
ANHEUSER BUSCH                    Common Stock   035229103      3,942      81,449           X      0        0       X     0     0
AUTOZONE INC                      Common Stock   053332102      3,149      44,571           X      0        0       X     0     0
AVENTIS SPONSORED ADR              ADR Stock     053561106      4,240      78,250           X      0        0       X     0     0
AVERY DENNISON CORP               Common Stock   053611109      2,539      41,575           X      0        0       X     0     0
BAKER HUGHES INC                  Common Stock   057224107      4,334     134,642           X      0        0       X     0     0
BANK OF AMERICA CORP              Common Stock   060505104      2,894      41,594           X      0        0       X     0     0
BANK OF NEW YORK INC              Common Stock   064057102      3,632     151,588           X      0        0       X     0     0
BJ SERVICES                       Common Stock   055482103      3,191      98,777           X      0        0       X     0     0
BLOCK H & R INC COM               Common Stock   093671105      2,987      74,300           X      0        0       X     0     0
BOEING CO COM                     Common Stock   097023105        421      12,750           X      0        0       X     0     0
BOSTON SCIENTIFIC CORP COM        Common Stock   101137107      3,636      85,515           X      0        0       X     0     0
CADBURY SCHWEPPES PLC ADR          ADR Stock     127209302      5,035     196,590           X      0        0       X     0     0
CATERPILLAR INC DEL COM           Common Stock   149123101      5,671     124,028           X      0        0       X     0     0
CHEVRONTEXACO CORP COM            Common Stock   166764100        431       6,490           X      0        0       X     0     0
CINCINNATI FINL CORP COM          Common Stock   172062101      2,288      60,943           X      0        0       X     0     0
CINTAS CORP COM                   Commom Stock   172908105      1,727      37,745           X      0        0       X     0     0
CISCO SYS INC COM                 Common Stock   17275r102      2,083     159,000           X      0        0       X     0     0
CITIGROUP INC COM                 Common Stock   172967101      5,623     159,782           X      0        0       X     0     0
COMCAST CORP NEW CL A             Common Stock   20030n101      4,170     176,918           X      0        0       X     0     0

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
CONAGRA FOODS INC                 Common Stock   205887102      2,304      92,142           X      0        0       X     0     0
COUNTRYWIDE FINANCIAL CORP.       Common Stock   222372104      2,338      45,269           X      0        0       X     0     0
DARDEN RESTAURANTS INC COM        Common Stock   237194105      2,916     142,583           X      0        0       X     0     0
DELL COMPUTER CORP                Common Stock   247025109      2,901     108,473           X      0        0       X     0     0
DIAMOND OFFSHORE DRILL COM        Common Stock   25271c102        998      45,679           X      0        0       X     0     0
DISNEY WALT CO COM DISNEY         Common Stock   254687106      4,167     255,463           X      0        0       X     0     0
DOVER CORP COM                    Common Stock   260003108      4,512     154,736           X      0        0       X     0     0
EXXON MOBIL CORP                  Common Stock   30231g102      1,089      31,174           X      0        0       X     0     0
FEDEX CORPORATION                 Common Stock   31428x106      9,878     182,181           X      0        0       X     0     0
FIRST DATA CORP                   Common Stock   319963104      3,555     100,394           X      0        0       X     0     0
FIRST TENN NATL CORP COM          Common Stock   337162101      2,091      58,183           X      0        0       X     0     0
FLUOR CORP                        Common Stock   343412102      3,802     135,781           X      0        0       X     0     0
FORTUNE BRANDS INC                Common Stock   349631101      2,899      62,337           X      0        0       X     0     0
GENERAL DYNAMICS CORP             Common Stock   369550108      2,441      30,754           X      0        0       X     0     0
GENERAL ELECTRIC CO               Common Stock   369604103        958      39,323           X      0        0       X     0     0
GENUINE PARTS CO                  Common Stock   372460105      3,215     104,395           X      0        0       X     0     0
HARRAHS ENTMT INC COM             Common Stock   413619107      2,276      57,463           X      0        0       X     0     0
HONEYWELL INTL INC COM            Common Stock   438516106      3,639     151,630           X      0        0       X     0     0
I T T INDUSTRIES INC              Common Stock   450911102      2,376      39,142           X      0        0       X     0     0
INTEL CORP COM                    Common Stock   458140100      1,241      79,711           X      0        0       X     0     0
INTERNATIONAL FLAVORS &
  FRAGRANCES                      Common Stock   459506101      3,083      87,828           X      0        0       X     0     0
INTERNATIONAL PAPER CO            Common Stock   460146103        362      10,350           X      0        0       X     0     0
INTUIT CORP                       Common Stock   461202103      2,538      54,096           X      0        0       X     0     0
ISHARES MSCI JAPAN                Common Stock   464286848        114      16,350           X      0        0       X     0     0
JOHNSON & JOHNSON                 Common Stock   478160104      2,358      43,903           X      0        0       X     0     0
KAUFMAN & BROAD HOME CORP         Common Stock   48666k109      1,798      41,966           X      0        0       X     0     0
KELLOGG CO                        Common Stock   487836108      2,739      79,932           X      0        0       X     0     0


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN, INC                Common Stock   49455p101      4,028      95,291           X      0        0       X     0     0
KOHLS CORP COM                    Common Stock   500255104      2,247      40,159           X      0        0       X     0     0
LOCKHEED MARTIN CORP COM          Common Stock   539830109      8,617     149,217           X      0        0       X     0     0
LUBRIZOL CORP                     Common Stock   549271104      1,069      35,055           X      0        0       X     0     0
MCKESSON CORP COM                 Common Stock   58155q103      4,123     152,529           X      0        0       X     0     0
MEDTRONIC INC COM                 Common Stock   585055106      6,761     148,275           X      0        0       X     0     0
MERCK & CO INC                    Common Stock   589331107        459       8,112           X      0        0       X     0     0
MEREDITH CORP COM                 Common Stock   589433101      2,752      66,949           X      0        0       X     0     0
MICROSOFT CORP COM                Common Stock   594918104      4,617      89,298           X      0        0       X     0     0
MOTOROLA INC                      Common Stock   620076109      2,224     257,150           X      0        0       X     0     0
NEWELL RUBBERMAID INC COM         Common Stock   651229106      1,848      60,921           X      0        0       X     0     0
NEWMONT MINING CORP COM           Common Stock   651639106      3,308     113,953           X      0        0       X     0     0
NORTHROP CORP                     Common Stock   666807102      2,446      25,214           X      0        0       X     0     0
ORACLE CORP                       Common Stock   68389x105      2,733     253,047           X      0        0       X     0     0
PACTIVE CORP COM                  Common Stock   695257105      4,446     203,389           X      0        0       X     0     0
PEPSI BOTTLING GROUP INC.         Common Stock   713409100      1,900      73,933           X      0        0       X     0     0
PEPSICO INC                       Common Stock   713448108      5,705     135,121           X      0        0       X     0     0
PFIZER INC COM                    Common Stock   717081103      1,086      35,524           X      0        0       X     0     0
PPG INDUSTRIES                    Common Stock   693506107      1,796      35,822           X      0        0       X     0     0
PROCTER & GAMBLE CO COM           Common Stock   742718109      9,637     112,131           X      0        0       X     0     0
PROGRESSIVE CORP OHIO COM         Common Stock   743315103      4,209      84,816           X      0        0       X     0     0
RAYTHEON CO                       Common Stock   755111507      2,045      66,508           X      0        0       X     0     0
RIO TINTO PLC SPONSORED ADR        ADR Stock     767204100      5,613      70,573           X      0        0       X     0     0
S&P DEP REC UNIT SER 1            Common Stock   78462f103        752       8,525           X      0        0       X     0     0
SCHERING-PLOUGH                   Common Stock   806605101      3,302     148,724           X      0        0       X     0     0
SHERWIN WILLIAMS CO               Common Stock   824348106      2,037      72,091           X      0        0       X     0     0
SLM CORP.                         Common Stock   78442p106      3,563      34,308           X      0        0       X     0     0

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
SONY CORP ADR NEW                  ADR Stock     835699307        505      12,228           X      0        0       X     0     0
ST PAUL COS INC COM               Common Stock   792860108      3,910     114,844           X      0        0       X     0     0
SUPERVALU INC COM                 Common Stock   868536103      2,100     127,200           X      0        0       X     0     0
TJX COS INC NEW COM               Common Stock   872540109      3,251     166,523           X      0        0       X     0     0
TOTAL FINA ELF S A SPONSORED
  ADR                              ADR Stock     89151e109      5,442      76,113           X      0        0       X     0     0
UNION PLANTERS CORP               Common Stock   908068109      3,399     120,783           X      0        0       X     0     0
VALERO ENERGY CORP                Common Stock   91913y100      4,841     131,056           X      0        0       X     0     0
VERIZON COMMUNICATIONS COM        Common Stock   92343v104        241       6,221           X      0        0       X     0     0
VODAFONE GRP PLC ADR               ADR Stock     92857w100      3,831     211,424           X      0        0       X     0     0
WELLPOINT HEALTH NETWK CL A       Common Stock   94973h108      4,093      57,512           X      0        0       X     0     0
WELLS FARGO & CO NEW COM          Common Stock   949746101      6,468     137,998           X      0        0       X     0     0
WORTHINGTON INDS. INC.            Common Stock   981811102      2,460     161,391           X      0        0       X     0     0
WRIGLEY WM JR CO COM              Common Stock   982526105      3,841      69,990           X      0        0       X     0     0
XL CAPITAL LTD                    Common Stock   g98255105      5,169      66,910           X      0        0       X     0     0
YUM! BRANDS INC.                  Common Stock   988498101      2,962     122,296           X      0        0       X     0     0

                                                              298,677   8,668,487


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